Transactions with non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of transactions with non controlling interests and their impacts

During the year ended 31 December 2022, 2023 and 2024, the Group completed the following transactions with non-controlling interests and the impact is as below:

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
For the year ended 31 December 2022
Acquisition of additional interests in a subsidiary:
- Shenzhen Pengai Xiuqi (Note a)	(224)	(526)	(750)
- Guangzhou Pengai (Note b)	2,054	(4,814)	(2,760)
- Guangzhou Pengai Xiuqi (Note c)	86	(86)	—
- Yantai Pengai (Note d)	288	(588)	(300)
	2,204	(6,014)	(3,810)

Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co. Ltd.
Schedule of acquisition of interest

2022
RMB’000
Carrying amount of non-controlling interests acquired	224
Consideration paid to non-controlling interests	(750)
Excess of consideration paid to non-controlling interest recognised within equity	(526)

Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd.
Schedule of acquisition of interest

2022
RMB’000
Carrying amount of non-controlling interests acquired	(2,054)
Consideration paid to non-controlling interests	(2,760)
Excess of consideration paid to non-controlling interest recognised within equity	(4,814)

Guangzhou Pengai Xiuqi Aesthetic Medical Clinic Co., Ltd.
Schedule of acquisition of interest

2022
RMB’000
Carrying amount of non-controlling interests acquired	(86)
Consideration paid to non-controlling interests	—
Excess of consideration paid to non-controlling interest recognised within equity	(86)

Yantai Pengai Jiayan
Schedule of acquisition of interest

2022
RMB’000

Carrying amount of non-controlling interests acquired	(288)
Consideration paid to non-controlling interests	(300)
Excess of consideration paid to non-controlling interest recognised within equity	(588)